Tax Receivables (Details) - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024
Tax Receivables [Line Items]
Tax receivables amounted	€ 1.8	€ 1.8
Value added tax	0.2	0.5
Income tax receivables	€ 1.5	€ 1.3